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Multi-Class Prospectus | PACE International Emerging Markets Equity Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

August 12, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated BlackRock Financial Management, Inc. ("BlackRock") as subadvisor to the fund and BlackRock International Limited as sub-sub-advisor to the fund, effective as of the close of business on August 12, 2022. In addition, at the recommendation of UBS AM, the Board has appointed Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), to serve as a new subadvisor to the fund. BBH assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on August 12, 2022.

Second, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Strategic Fixed Income Investments, a series of the Trust. At the recommendation of UBS AM, the Board has appointed BBH to serve as a new subadvisor to the fund. BBH assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on August 12, 2022.

Third, this supplement updates certain information in the Prospectuses regarding PACE® International Emerging Markets Equity Investments' principal risks.

Lastly, this supplement updates certain information regarding the portfolio management teams of certain subadvisors to PACE® Large Co Value Equity Investments, PACE® Large Co Growth Equity Investments, PACE® International Equity Investments, PACE® International Emerging Markets Equity Investments, PACE® Global Real Estate Securities Investments, and PACE® Alternative Strategies Investments.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Intermediate Fixed Income Investments

All references to "BlackRock Financial Management, Inc." or "BlackRock Financial" as a subadvisor and "BlackRock International Limited" or "BlackRock International" as sub-sub-advisor to PACE Intermediate Fixed Income Investments in the Prospectuses and SAI are hereby deleted.

II. PACE Strategic Fixed Income Investments

III. PACE International Emerging Markets Equity Investments

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The same section of each Prospectus is revised by adding the following as the last sentence of the second paragraph of that section:

The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

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The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-captioned "Principal risks" beginning on page 59 of the Multi-Class Prospectus, beginning on page 61 of the Class P Prospectus and beginning on page 59 of the Class P2 Prospectus is revised by adding the following as the seventh through ninth paragraphs of that section:

China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China, Hong Kong and Taiwan tend to be lower than such standards in more developed economies.

Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or otherwise be adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.

Additionally, emerging market countries, such as China, may subject the fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the fund.